Cash and cash equivalents - Types of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash on hand	$ 33	$ 43
Cash in banks	676,282	529,606
Other demand deposits	709	0
Total Cash	677,024	529,649
Short-term deposits, classified as cash equivalents	23,545	1,099,441
Short-term investments, classified as cash equivalents	340,800	1,026,146
Total cash equivalents	364,345	2,125,587
Total cash and cash equivalents	$ 1,041,369	$ 2,655,236	$ 1,515,051	$ 509,102